Share-Based Payments - Options by Grant Date (Details) - Management DSP - DS R in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) year	Jun. 30, 2024 ZAR (R) year	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	2,014,976	1,765,592
Number of other equity instruments forfeited in share-based payment arrangement	71,484	300,715
Number of options and rights (in shares)	4,909,956	5,012,332	5,085,520
Over three years [Member] | September 18, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life (years)	0	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 0	R 23
Over three years [Member] | September 20, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life (years)	0	0.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 121	R 62
Over three years [Member] | September 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	499,382
Remaining life (years)	0.2	1.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 88	R 43
Over three years [Member] | September 18, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	925,576
Remaining life (years)	1.2	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 83	R 0
Over three years [Member] | September 18, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	1,523,914
Remaining life (years)	2.2
Over five years [Member] | September 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	63,863
Remaining life (years)	0	0.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 7	R 3
Over five years [Member] | September 18, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	141,001
Remaining life (years)	0.2	1.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 9	R 4
Over five years [Member] | September 20, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	481,971
Remaining life (years)	1.2	2.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 22	R 9
Over five years [Member] | September 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	439,580
Remaining life (years)	2.2	3.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 16	R 7
Over five years [Member] | September 18, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	395,002
Remaining life (years)	3.2	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 10	R 0
Over five years [Member] | September 18, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	439,667
Remaining life (years)	4.2